Digital assets - Schedule of changes in digital assets balance (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	$ 861,230	$ 1,003,000
Additions	5,131,931
Dispositions	(1,617,284)
Unrealized (loss) gain	831,372	(141,770)
Balance	5,207,249	861,230
Bitcoin [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	356,877	401,000
Additions	2,541,457
Dispositions	(419,284)
Unrealized (loss) gain	449,518	(44,123)
Balance	2,928,568	356,877
Dogecoin [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	154,314	201,000
Additions	200,000
Dispositions	(401,000)
Unrealized (loss) gain	46,686	(46,686)
Balance	0	154,314
Solana [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	350,039	401,000
Additions	1,837,166
Dispositions	(600,000)
Unrealized (loss) gain	361,946	(50,961)
Balance	1,949,151	350,039
ETH [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	0
Additions	132,093
Dispositions	(47,000)
Unrealized (loss) gain	(8,678)
Balance	76,415	0
XRP [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	0
Additions	150,000
Dispositions	(150,000)
Unrealized (loss) gain	0
Balance	0	0
SUI [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	0
Additions	50,000
Dispositions	0
Unrealized (loss) gain	3,198
Balance	53,198	0
LINK [Member]
Digital assets - Schedule of changes in digital assets balance (Details) [Line Items]
Balance	0
Additions	221,215
Dispositions	0
Unrealized (loss) gain	(21,298)
Balance	$ 199,917	$ 0